GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.5 Schedule 4

Valuation Report
Run Date - 07/01/2021 2:29:01 PM

LOAN INFORMATION						Origination Values								AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX												XXXXXXX		0.00%	Pro Teck	Reasonable	XXXXXXX																													N/A
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		0.00%	XXXXXXX	1004							XXXXXXX		0.00%	Pro Teck	Reasonable	XXXXXXX																													N/A
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXXX		XXXXXXX	XXXXXXX	XXXXXXX																																														N/A	2.3
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXXX		XXXXXXX	XXXXXXX	XXXXXXX																																														N/A	2.4
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXX												XXXXXX		0.00%	Pro Teck		XXXXXXX																													N/A	2
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXX												XXXXXX	XXXXXXX	-10.53%	Pro Teck	HIGH RISK	XXXXXXX						XXXXXXX	XXXXX	5.26%	XXXXXXX	XXXXXXX																			N/A	5